Changes in Valuation Allowances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,093		¥ 7,619		¥ 6,796
Charged to Costs or Expenses	4,900		5,198		7,443
Charged (Credited) to Other Accounts	734	[1]	(9)	[1]	(375)	[1]
Charge-offs	(5,654)		(5,715)		(6,245)
Balance at End of Year	7,073		7,093		7,619
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,951		5,214		4,541
Charged to Costs or Expenses	969		858		1,507
Charged (Credited) to Other Accounts	320	[1]	42	[1]	(30)	[1]
Charge-offs	(1,695)		(1,163)		(804)
Balance at End of Year	4,545		4,951		5,214
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,142		2,405		2,255
Charged to Costs or Expenses	3,931		4,340		5,936
Charged (Credited) to Other Accounts	414	[1]	(51)	[1]	(345)	[1]
Charge-offs	(3,959)		(4,552)		(5,441)
Balance at End of Year	¥ 2,528		¥ 2,142		¥ 2,405

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.